Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in goodwill [abstract]
Beginning balance	£ 36,760	£ 41,062
Acquired through business combinations	20,463	0
Effect of foreign exchange translations	(338)	(4,302)
Ending balance	£ 56,885	£ 36,760